Schedule of Deferred Revenue (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfDefferedRevenueLineItems [Line Items]
Balance, beginning of year	$ 161
Deferral of revenue	1,141		161
Recognition of unearned revenue
Balance, end of year	$ 1,302		$ 161